9. Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from convertible notes payable		$ 400,116		$ 1,702,603	$ 687,200
Repayment of convertible notes payable		0		0	(10,000)
Amortization of debt discount		509,586	$ 765,901	$ 201,440	573,605
Stock issued for conversion of debt, shares issued	424,005,644			824,162,204
Stock issued for conversion of debt, amount converted				$ 748,571
Stock issued for conversion of debt, interest converted				251,733
Notes payable - related party	$ 296,916	296,916		214,495	144,189
Derivative liabilities	$ 7,351,185	$ 7,351,185		$ 1,870,625	2,236,656
Debenture 1 [Member]
Interest expense					18,000	$ 18,000
Notes payable - related party					150,000	150,000
Debenture 2 [Member]
Interest expense					1,800	1,800
Notes payable - related party					$ 15,000	$ 15,000